Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2025 and the expected timing of funding of these obligations, are noted in the table below.

	Total	2026	2027-2028	2029-2030	2031 and beyond
Processing agreements	$4,969	$948	$563	$533	$2,925
Transportation agreements	134,312	40,249	51,388	13,416	29,259
Total	$139,281	$41,197	$51,951	$13,949	$32,184